Stock-based compensation (Tables)	12 Months Ended
Mar. 31, 2022
Share-based Payment Arrangement [Abstract]
Summary of Stock-Based Compensation Plan
The following is a roll-forward of MHFG Stock Plan for the fiscal year ended March 31, 2022:

	Number of shares	Weighted-average exercise price	Weighted-average remaining contractual term	Aggregate intrinsic value
		(in yen)	(in years)	(in millions of yen)
Outstanding at beginning of fiscal year	85,700	1
Exercised during fiscal year	24,200	1

Outstanding at end of fiscal year	61,500	1	11.58	96

Exercisable at end of fiscal year	—	—	—	—

Activities Related to Stock Compensation Program
The following table presents activities related to the stock compensation programs for the fiscal years ended March 31, 2021 and 2022:

	Stock Compensation I		Stock Compensation II
2021	Number of shares	Weighted-average grant-date fair value	Number of shares	Weighted-average grant-date fair value
		(per share in yen)		(per share in yen)
Nonvested at the beginning of the year	—	—	1,142,329	1,775.08
Granted during fiscal year	365,074	1,390.08	730,726	1,390.08
Vested during fiscal year	365,074	1,390.08	245,266	1,665.35
Forfeited during fiscal year	—	—	—	—

Nonvested at the end of the year	—	—	1,627,789	1,618.79

	Stock Compensation I		Stock Compensation II
2022	Number of shares	Weighted-average grant-date fair value	Number of shares	Weighted-average grant-date fair value
		(per share in yen)		(per share in yen)
Nonvested at the beginning of the year	—	—	1,627,789	1,618.79
Granted during fiscal year	329,839	1,570.97	732,161	1,570.97
Vested during fiscal year	329,839	1,570.97	293,856	1,614.11
Forfeited during fiscal year	—	—	—	—

Nonvested at the end of the year	—	—	2,066,094	1,602.51

Total Fair Value of Stock Compensation that Vested and Common Stock Acquired
The following table presents the total fair value of the stock compensation that vested and the total amount of the common stock acquired from the stock market by the trustee for the fiscal years ended March 31, 2021 and 2022:

	2021		2022
	Stock Compensation I	Stock Compensation II	Stock Compensation I	Stock Compensation II

	(in millions of yen)
Fair value of vested shares	507	221	518	463
Common stock shares acquired	507	1,016	518	1,150

Schedule Of Stock-Based Compensation Expense	The following table presents the compensation cost recognized in the stock compensation programs for the fiscal years ended March 31, 2020, 2021 and 2022:

	2020	2021	2022

	(in millions of yen)
Stock Compensation I	917	507	518
Stock Compensation II	1,247	1,053	1,013